Equity - Summary of Equity Share Capital (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Number of shares beginning balance	187	187	187
Beginning balance	$ (1,474)	$ (1,849)	$ (1,465)
Repurchased and cancelled under share repurchase programme	(4)
Number of shares ending balance	183	187	187
Ending balance	$ (1,608)	$ (1,474)	$ (1,849)
Nominal value [Member]
Disclosure of classes of share capital [line items]
Beginning balance	53	53	52
Exchange adjustments	(6)		1
Repurchased and cancelled under share repurchase programme	(1)
Ending balance	46	53	53
Share premium [Member]
Disclosure of classes of share capital [line items]
Beginning balance	101	103	99
Exchange adjustments	(10)	(2)	4
Ending balance	91	101	103
Equity share capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	154	156	151
Exchange adjustments	(16)	(2)	5
Repurchased and cancelled under share repurchase programme	(1)
Ending balance	$ 137	$ 154	$ 156